Cover	Nov. 26, 2025
Cover [Abstract]
Entity Registrant Name	TRIUNITY BUSINESS SERVICES LIMITED
Entity Central Index Key	0002025878
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 26, 2025
Entity Ex Transition Period	false
Entity File Number	333-282541
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	35-2851106
Entity Address Address Line 1	BO1-A-09, Menara 2
Entity Address Address Line 2	KL Eco City, 3
Entity Address Address Line 3	Jalan Bangsar
Entity Address City Or Town	Kuala Lumpur
Entity Address Postal Zip Code	59200
City Area Code	60
Local Phone Number	122086303
Entity Address Country	MY
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false